Acquisitions and Dispositions - (Schedule Of Major Classes Of Assets And Liabilities Relating To The Disposal Groups Reported As Held For Sale ) (Detail) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets		$ 1,478	$ 1,776	[1]
Current liabilities		711	1,398	[2]
Enbridge | East Ohio Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	[3]	403	544
Property, plant and equipment, net		5,174	5,012
Other deferred charges and other assets, including goodwill and intangible assets	[4]	2,628	2,629
Current liabilities		359	634
Long-term debt		2,286	2,287
Other deferred credits and liabilities		1,423	1,435
Enbridge | PSNC Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	[3]	230	381
Property, plant and equipment, net		2,659	2,591
Other deferred charges and other assets, including goodwill and intangible assets	[4]	818	822
Current liabilities		120	151
Long-term debt		798	798
Other deferred credits and liabilities		695	689
Enbridge | Questar Gas Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	[3]	728	803
Property, plant and equipment, net		4,094	3,984
Other deferred charges and other assets, including goodwill and intangible assets	[4]	1,004	1,043
Current liabilities		223	612
Long-term debt		1,245	1,245
Other deferred credits and liabilities		1,097	1,087
Tredegar Solar Fund I, LLC | Spruce Power | Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets		30	1
Property, plant and equipment, net			47
Current liabilities		$ 9	1
Other deferred credits and liabilities			$ 9

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	Includes cash and cash equivalents of $3 million and $6 million within the East Ohio Transaction, less than $1 million and less than $1 million within the PSNC Transaction and $26 million and $28 million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively. Also includes regulatory assets of $93 million and $90 million within the East Ohio Transaction, $108 million and $95 million within the PSNC Transaction and $450 million and $273 million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively.
[4]	Includes goodwill of $1.5 billion, $673 million and $983 million at both June 30, 2023 and December 31, 2022 within the East Ohio, PSNC and Questar Gas Transactions, respectively. Also includes regulatory assets of $739 million and $751 million within the East Ohio Transaction, $89 million and $93 million within the PSNC Transaction and $(31) million and $(22) million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively.
(3)
Includes regulatory liabilities of $57 million and $43 million within the East Ohio Transaction, $39 million and $11 million within the PSNC Transaction and $50 million and $144 million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively.
(4)
Includes regulatory liabilities of $730 million and $749 million within the East Ohio Transaction, $439 million and $436 million within the PSNC Transaction and $509 million and $506 million within the Questar Gas Transaction at June 30, 2023 and December 31, 2022, respectively.